COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 358	$ 352	$ 172
Future minimum lease commitments under non-cancelable operating lease agreements, 2017	498
Future minimum lease commitments under non-cancelable operating lease agreements, 2018	554
Future minimum lease commitments under non-cancelable operating lease agreements, 2019 and thereafter	1,112
Future minimum lease commitments under non-cancelable operating lease agreements, Total	2,164
Lien amount in respect of bank guarantees granted in order to secure the lease agreements	$ 166